7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Details) - Options	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risk-free interest rate	1.25%	1.21%	1.71%
Expected life	5 years	5 years	4 years 6 months 11 days
Expected volatility	130.43%	141.88%	144.86%
Expected dividend yield	0.00%	0.00%	0.00%